Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense

The Group recognized total employee-related share-based compensation expenses from all plans for the years ended December 31, 2025, 2024 and 2023 as set out below:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Research and development expenses	(7,538)	(9,587)	(11,972)
General and administrative expenses	(7,477)	(8,055)	(8,733)
Total share-based compensation	(15,015)	(17,642)	(20,705)

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black-Scholes pricing model to determine the fair value of the Service Options

	Year ended December 31,
	2025	2024	2023
Exercise price in USD	$6.62	$10.24	$9.28
Underlying share price in USD	$6.62	$10.24	$9.28
Volatility	82.34%	101.93%	87.98%
Time period (years)	6.01	6.04	6.06
Risk-free rate	4.06%	4.08%	4.07%
Dividend yield	0.00%	0.00%	0.00%

Summary of Employee Share Options

Service Options outstanding as of December 31, 2025:

	2025
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1, 2025	9.94	10,089,474
Service Options granted in 2025	6.62	2,136,200
Service Options forfeited in 2025	9.54	151,493
Service Options exercised in 2025	8.87	5,862
Service Options expired in 2025	10.37	178,471
Service Options outstanding on December 31, 2025	9.35	11,889,848
Service Options exercisable on December 31, 2025	10.11	6,983,155
Weighted average remaining contract life (years)	6.93

Service Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1, 2024	9.87	7,757,974
Service Options granted in 2024	10.24	2,691,550
Service Options forfeited in 2024	11.25	202,520
Service Options exercised in 2024	9.92	91,844
Service Options expired in 2024	9.91	65,686
Service Options outstanding on December 31, 2024	9.94	10,089,474
Service Options exercisable on December 31, 2024	10.03	4,811,500
Weighted average remaining contract life (years)	7.41

Service Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1, 2023	10.07	6,129,160
Service Options granted in 2023	9.28	2,004,838
Service Options forfeited in 2023	9.70	326,895
Service Options exercised in 2023	9.96	12,832
Service Options expired in 2023	10.85	36,297
Service Options outstanding on December 31, 2023	9.87	7,757,974
Service Options exercisable on December 31, 2023	10.06	3,048,090
Weighted average remaining contract life (years)	8.41

Performance Based Options [Member]
Statements [Line Items]
Summary of Employee Share Options

PSUs outstanding as of December 31, 2025:

	2025
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1, 2025	10.09	3,680,000
PSUs granted in 2025	—	—
PSUs forfeited in 2025	10.00	12,000
PSUs outstanding on December 31, 2025	10.10	3,668,000
PSUs exercisable on December 31, 2025	—	—
Weighted average remaining contract life (years)	4.60

PSUs outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1, 2024	10.08	3,642,000
PSUs granted in 2024	11.15	50,000
PSUs forfeited in 2024	10.00	12,000
PSUs outstanding on December 31, 2024	10.09	3,680,000
PSUs exercisable on December 31, 2024	—	—
Weighted average remaining contract life (years)	5.60

PSUs outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1, 2023	10.08	3,666,000
PSUs granted in 2023	—	—
PSUs forfeited in 2023	10.00	24,000
PSUs outstanding on December 31, 2023	10.08	3,642,000
PSUs exercisable on December 31, 2023	—	—
Weighted average remaining contract life (years)	6.55

Matching Stock Options [Member]
Statements [Line Items]
Summary of Employee Share Options

Matching Stock Options outstanding as of December 31, 2025:

	2025
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1, 2025	10.00	1,315,798
Matching Stock Options forfeited in 2025	10.00	4,950
Matching Stock Options exercised in 2025	—	—
Matching Stock Options expired in 2025	10.00	20,166
Matching Stock Options outstanding on December 31, 2025	10.00	1,290,682
Matching Stock Options exercisable on December 31, 2025	10.00	1,290,682
Weighted average remaining contract life (years)	4.50

Matching Stock Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1, 2024	10.00	1,342,648
Matching Stock Options forfeited in 2024	—	—
Matching Stock Options exercised in 2024	10.00	25,938
Matching Stock Options expired in 2024	10.00	912
Matching Stock Options outstanding on December 31, 2024	10.00	1,315,798
Matching Stock Options exercisable on December 31, 2024	10.00	1,315,798
Weighted average remaining contract life (years)	5.50

Matching Stock Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1, 2023	10.00	1,348,004
Matching Stock Options forfeited in 2023	—	—
Matching Stock Options exercised in 2023	10.00	720
Matching Stock Options expired in 2023	10.00	4,636
Matching Stock Options outstanding on December 31, 2023	10.00	1,342,648
Matching Stock Options exercisable on December 31, 2023	10.00	1,342,648
Weighted average remaining contract life (years)	6.50

Converted Options [Member]
Statements [Line Items]
Summary of Employee Share Options

Converted Options outstanding as of December 31, 2025:

	2025
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1, 2025	2.90	477,842
Converted Options forfeited in 2025	1.50	2,275
Converted Options exercised in 2025	1.08	15,401
Converted Options expired in 2025	1.37	2,451
Converted Options outstanding on December 31, 2025	2.97	457,715
Converted Options exercisable on December 31, 2025	2.97	457,715
Weighted average remaining contract life (years)	2.00	—

Converted Options outstanding as of December 31, 2024:

	2024
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1, 2024	2.81	503,310
Converted Options forfeited in 2024	—	—
Converted Options exercised in 2024	1.22	23,207
Converted Options expired in 2024	1.24	2,261
Converted Options outstanding on December 31, 2024	2.90	477,842
Converted Options exercisable on December 31, 2024	2.90	477,842
Weighted average remaining contract life (years)	3.00

Converted Options outstanding as of December 31, 2023:

	2023
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1, 2023	2.74	525,181
Converted Options forfeited in 2023	1.14	909
Converted Options exercised in 2023	1.24	20,951
Converted Options expired in 2023	0.85	11
Converted Options outstanding on December 31, 2023	2.81	503,310
Converted Options exercisable on December 31, 2023	2.81	503,310
Weighted average remaining contract life (years)	4.01